CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Cash and Cash Equivalents
Cash	₽ 35,829.0	$ 454.4	₽ 6,330.0
Cash equivalents:
Bank deposits	20,192.0	256.1	62,463.0
Investments in money market funds	3.0	0.1	3.0
Other cash equivalents	391.0	4.9	2.0
Total cash and cash equivalents	₽ 56,415.0	$ 715.5	₽ 68,798.0	$ 872.5	₽ 42,662.0	₽ 28,232.0